Fair Value (Transfers between Level 1 and Level 2) (Detail) - Fair Value, Measurements, Recurring [Member] - Marketable Equity Securities [Member] - JPY (¥) ¥ in Millions		Sep. 30, 2018	Sep. 30, 2017
Assets, Investment securities, Equity securities:
Transfers out of Level 1 into Level 2, Assets	[1]	¥ 7,261	¥ 1,981
Transfers out of Level 2 into Level 1, Assets	[1]	¥ 8,122	¥ 3,839

[1]	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.